Property and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 237,459		$ 225,177
Less: accumulated depreciation and amortization		(147,054)		(136,612)
Property, Plant and Equipment, Net, Total	$ 145,607	90,405	$ 88,303	88,565	$ 67,659
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,201		3,300
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		28,757		28,148
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		189,739		178,123
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 15,762		$ 15,606